Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS - OPERATING ACTIVITIES:
Net loss	$ (2,901)	$ (2,347)	$ (1,970)
Adjustments for:
Depreciation and amortization	209	248	123
Interest (income) expenses, net	46	53	54
Share of loss of a joint venture	21	10
Other finance income	(166)	(338)
Loss on abandonment of fixed assets	278
Changes in operating assets and liabilities
Decrease (increase) in other receivables and prepaid expenses	(40)	(241)	28
Increase (decrease) in accounts payable and accruals	91	85	(342)
Net cash used in operating activities	(2,462)	(2,530)	(2,107)
CASH FLOWS – INVESTING ACTIVITIES:
Proceeds of short-term deposits			48
Investments in short-term deposits	(5,000)
Investment in a joint venture	(298)	(117)
Purchase of property and equipment	(3)	(13)	(177)
Net cash used in investing activities	(5,301)	(130)	(129)
CASH FLOWS - FINANCING ACTIVITIES:
Issuance of share capital, net of issuance cost (of $1,236)		7,964
Payment of long-term loan	(200)
Principal elements of lease payments	(120)	(103)	(96)
Net cash (used in) provided by financing activities	(320)	7,861	(96)
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(8,083)	5,201	(2,332)
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	14,621	10,734	11,702
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(1,243)	(1,314)	1,364
CASH AND CASH EQUIVALENTS - END OF YEAR	5,295	14,621	10,734
Non-cash Investing activities and financing
Transfer of equipment to a joint venture		159
Acquisition of right-of-use asset through lease liability (see Note 8)	$ 166